Investments (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Schedule of Equity Method Investments [Line Items]
Sale of investment in equity method investee	$ 0	$ 0	$ 1,452,944
Gain on sale of investment in equity method investee	0	0	1,292,168
Investment Owned, Restricted, Cost		4,145,927
Gain on Sale of Investments	0	2,740,940	$ 0
Escrow Deposit		613,992
Amount Recoverable On Sale Of Investments	$ 0	$ 461,545